Summary of Information on Convertible Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Convertible Senior Notes Due 2028	Aug. 22, 2013 Convertible Senior Notes Due 2028	Dec. 31, 2012 Convertible Senior Notes Due 2028	Dec. 31, 2013 Convertible Senior Notes Due 2015	Dec. 31, 2012 Convertible Senior Notes Due 2015	Jun. 03, 2010 Convertible Senior Notes Due 2015	Dec. 31, 2013 Convertible Senior Notes Due 2019	Dec. 31, 2012 Convertible Senior Notes Due 2019	Mar. 16, 2012 Convertible Senior Notes Due 2019	Dec. 31, 2013 Convertible Senior Notes	Dec. 31, 2012 Convertible Senior Notes
Debt Instrument [Line Items]
Principal amount of the liability component		$ 60,000	$ 12,500	$ 345,000	$ 345,000	$ 345,000	$ 690,000	$ 690,000	$ 690,000	$ 1,035,000	$ 1,047,500
Unamortized discount			(609)	(26,356)	(42,914)		(126,594)	(146,768)		(152,950)	(190,291)
Net carrying amount			$ 11,891	$ 318,644	$ 302,086		$ 563,406	$ 543,232		$ 882,050	$ 857,209